Changes in liabilities arising from financing activities (Tables)	12 Months Ended
Dec. 31, 2021
Changes in liabilities arising from financing activities [abstract]
Summary of changes in liabilties arising from financing activities
Changes in liabilities arising from financing activities
Debt securities in issue Subordinated Loans Lease liabilities
Total Liabilities from
financing activities
in EUR million
2021 2020 2021 2020 2021 2020 2021 2020
Opening balance 82,065 118,528 15,805 16,588 1,339 1,507 99,208 136,622
Cashflows:
Additions 85,113 65,308 3,163 2,165 88,276 67,472
Redemptions / Disposals -76,150 -99,212 -2,449 -2,786 -301 -273 -78,900 -102,270
Non cash changes:
Amortisation 1 68 27 5 14 18 42 92
Other -92 -105 -26 -20 161 118 43 -6
Changes in unrealised
revaluations
-1,923 880 -414 397 -2,336 1,277
Foreign exchange movement 2,771 -3,403 609 -545 6 -31 3,386 -3,980
Closing balance 91,784 82,065 16,715 15,805 1,220 1,339 109,719 99,208